Investments Composition of Fixed Maturities by Maturity (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Available for sale, cost
Less than one year	$ 3,680.5
One to five years	9,324.7
Five to ten years	3,226.9
Ten years or greater	55.0
Total	16,287.1
Available for sale, Fair value
Less than one year	3,682.1
One to five years	9,298.2
Five to ten years	3,197.3
Ten years or greater	66.2
Total	$ 16,243.8